Derivative Financial Instruments - Detailed Information about Weighted Average Assumptions of Warrants, Derivative Assets (Details) - Solaris Warrants	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Derivative Financial Instruments [Line Items]
Expected life	4 months 28 days	1 year
Risk-free rate
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.0437	0.0078
Expected volatility
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.667	0.628
Expected dividend
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	0.000	0.000
Exercise price
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	1.20	1.74
Share price
Derivative Financial Instruments [Line Items]
Significant unobservable input, assets	6.44	16.94